Expenses and Net Other Income - Net other income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit (loss) [abstract]
Negative Goodwill		€ 11,166
Subsidies	€ 1,198	1,706	€ 680
Impact of disposals tangible assets	(1,029)
Impact of disposals intangible assets	(355)
Other net other income (expenses)	211	1,388	1,164
Total	€ 25	€ 14,260	€ 1,844